General accounting principles (Policies)	9 Months Ended
Sep. 30, 2021
General accounting principles [Abstract]
Statement of compliance	The condensed consolidated interim financial statements have been prepared in accordance with IAS 34 “Interim Financial Reporting” as issued by the International Accounting Standards Board (“IASB”).
Basis of preparation
The condensed consolidated interim financial statements have been prepared on a historical cost basis, except for derivative financial instruments that have been measured at fair value. The accounting policies applied in these condensed consolidated interim financial statements are consistent with those presented in the 2020 audited consolidated financial statements.

Application of new and revised International Financial Reporting Standards ("IFRSs")

Application of new and revised International Financial Reporting Standards (“IFRSs”)
New and revised IFRSs that are not mandatorily effective (but allow early application) for the financial year beginning January 1, 2021 are listed below. The standards are not expected to have any material impact on the financial statements:

o	IFRS 17 Insurance Contracts
o	Amendments to IFRS 10 and IAS 28 Sale or Contribution of Assets between an Investor and its Associates or Joint Venture
o	Amendments to IAS 1 Classification of Liabilities as Current or Non-current
o	Amendments to IFRS 3 Reference to the Conceptual Framework
o	Amendments to IAS 16 Property, Plant and Equipment – Proceeds before Intended Use
o	Amendments to IAS 37 Onerous Contracts – Cost to Fulfilling a Contract
o
Annual Improvements to IFRS Standards 2018-2020 Cycle - Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 9 Financial Instruments, IFRS 16 Leases and IAS 41 Agriculture